MERGER WITH DUPONT MERGER WITH DUPONT	12 Months Ended
Dec. 31, 2018
MERGER WITH DUPONT [Abstract]
Business Combination Disclosure [Text Block]
MERGER WITH DUPONT
Effective August 31, 2017, TDCC and DuPont completed the merger of equals transaction contemplated by the Merger Agreement, by and among TDCC, DuPont, DowDuPont, Diamond Merger Sub, Inc. and Orion Merger Sub, Inc. Pursuant to the Merger Agreement, (i) Diamond Merger Sub, Inc. was merged with and into TDCC, with TDCC surviving the merger as a subsidiary of DowDuPont (the "Diamond Merger") and (ii) Orion Merger Sub, Inc. was merged with and into DuPont, with DuPont surviving the merger as a subsidiary of DowDuPont (the "Orion Merger" and, together with the Diamond Merger, the "Mergers"). Following the consummation of the Mergers, each of TDCC and DuPont became subsidiaries of DowDuPont. Subsequent to the Merger, TDCC and DuPont engaged in a series of internal reorganization and realignment steps to realign their businesses into three subgroups: agriculture, materials science and specialty products. Dow Inc. was formed as a wholly owned subsidiary of DowDuPont to serve as the holding company for the materials science business.

Upon completion of the Diamond Merger, each share of common stock, par value $2.50 per share, of TDCC ("TDCC Common Stock") (excluding any shares of TDCC Common Stock that were held in treasury immediately prior to the effective time of the Diamond Merger, which were automatically canceled and retired for no consideration) was converted into the right to receive one fully paid and non-assessable share of common stock, par value $0.01 per share, of DowDuPont ("DowDuPont Common Stock"). As provided in the Merger Agreement, at the effective time of the Mergers, (i) all options, deferred stock, performance deferred stock and other equity awards relating to shares of TDCC Common Stock outstanding immediately prior to the effective time of the Mergers were generally automatically converted into options and deferred stock and other equity awards relating to shares of DowDuPont Common Stock after giving effect to appropriate adjustments to reflect the Mergers and otherwise generally on the same terms and conditions as applied under the applicable plans and award agreements immediately prior to the effective time of the Mergers. See Note 22 for additional information on the conversion of the equity awards.

In the third quarter of 2017, as a result of the Diamond Merger and the Merger, TDCC recorded a reduction in "Treasury stock" of $935 million, a reduction in "Common stock" of $3,107 million and an increase in "Additional paid in capital" of $2,172 million. At September 1, 2017, TDCC had 100 shares of common stock issued and outstanding, par value $0.01 per share, owned solely by its parent, DowDuPont.

On August 31, 2017, following the Diamond Merger, TDCC requested that the New York Stock Exchange ("NYSE") withdraw the shares of TDCC Common Stock from listing on the NYSE and filed a Form 25 with the SEC to report that the shares of TDCC Common Stock are no longer listed on the NYSE. The shares of TDCC Common Stock were suspended from trading on the NYSE prior to the open of trading on September 1, 2017.

As a condition of the regulatory approval of the Merger, TDCC and DuPont agreed to certain closing conditions, which are as follows:

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TDCC divested its global Ethylene Acrylic Acid copolymers and ionomers business ("EAA Business") to SK Global Chemical Co., Ltd., on September 1, 2017, as part of a divestiture commitment given to the European Commission ("EC") in connection with the EC's conditional approval of the Merger granted on March 27, 2017. See Note 7 for additional information on this transaction.

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DuPont divested its Cereal Broadleaf Herbicides and Chewing Insecticides portfolios as well as its Crop Protection research and development ("R&D") pipeline and organization (excluding seed treatment, nematicides, late-stage R&D programs and certain personnel needed to support marketed products and R&D programs that will remain with DuPont) (collectively, the "DuPont Divested Assets") to FMC Corporation ("FMC") on November 1, 2017, as part of the EC's conditional approval granted on March 27, 2017. Also on November 1, 2017, DuPont completed its acquisition of FMC's Health and Nutrition business, excluding its Omega-3 products.

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On May 2, 2017, TDCC and DuPont announced that China's Ministry of Commerce ("MOFCOM") granted conditional regulatory approval for the companies' proposed merger of equals which included commitments already made to the EC including DuPont's divestiture of the DuPont Divested Assets and TDCC's divestiture of the EAA Business. In addition, TDCC and DuPont made commitments related to the supply and distribution in China of certain herbicide and insecticide ingredients and formulations for rice crops for five years after the closing of the Merger.

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TDCC divested a select portion of Dow AgroSciences' corn seed business in Brazil to CITIC Agri Fund on November 30, 2017. The divestiture was part of the commitment given to Brazil's Administrative Council for Economic Defense ("CADE") in connection with the CADE's conditional approval of the Merger granted on May 17, 2017, which was incremental to commitments already made to the EC, China and regulatory agencies in other jurisdictions. This divestiture was included in discontinued operations of the Company.

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On June 15, 2017, TDCC and DuPont announced that a proposed agreement had been reached with the Antitrust Division of the United States Department of Justice that permitted the companies to proceed with the proposed merger of equals transaction. The proposed agreement was consistent with commitments already made to the EC.

ACQUISITIONS
Ownership Restructure of Dow Silicones
On June 1, 2016, the Company announced the closing of the transaction with Corning Incorporated ("Corning"), Dow Silicones and HS Upstate Inc., (“Splitco”), pursuant to which Corning exchanged with Dow Silicones its 50 percent equity interest in Dow Silicones for 100 percent of the stock of Splitco which held Corning's historical proportional interest in the Hemlock Semiconductor Group ("HSC Group") and approximately $4.8 billion in cash. As a result, Dow Silicones, previously a 50:50 joint venture between the Company and Corning, became a wholly owned subsidiary of the Company. At June 1, 2016, the Company's equity interest in Dow Silicones, excluding the HSC Group, was $1,968 million and was subsequently remeasured to fair value. In connection with the ownership restructure, on May 31, 2016, Dow Silicones incurred $4.5 billion of indebtedness in order to fund the contribution of cash to Splitco. Effective with the separation from DowDuPont on April 1, 2019, a portion of the Company's ownership in Dow Silicones, including the HSC Group, was distributed to DowDuPont and included in discontinued operations. As a result, the amounts below reflect only those balances included in continuing operations. See Notes 14 and 17 for additional information.

As a result of the Dow Silicones ownership restructure, the Company recognized a non-taxable gain of $1,617 million in the second quarter of 2016, net of closing costs and other comprehensive loss related to the Company's remaining ownership interest in Dow Silicones. The gain was included in "Sundry income (expense) - net" in the consolidated statements of income and related to the Performance Materials & Coatings segment. The Company recognized a tax benefit of $93 million on the ownership restructure in the second quarter of 2016, primarily due to the reassessment of a previously recognized deferred tax liability related to the basis difference in the Company’s investment in Dow Silicones. In addition, the fair value step-up of "Inventories" acquired was an increase of $213 million, which was expensed to "Cost of sales" over a three-month period beginning on June 1, 2016, and related to the Performance Materials & Coatings segment. In 2018, the Company recorded a pretax loss of $20 million for post-closing adjustments related to the Dow Silicones ownership restructure, included in "Sundry income (expense) - net" in the consolidated statements of income and related to the Performance Materials & Coatings segment.

The ownership restructure resulted in the recognition of $2,251 million of "Goodwill" which was not deductible for tax purposes. Goodwill largely consisted of expected synergies resulting from the ownership restructure. Cost synergies were achieved through a combination of workforce consolidation and savings from actions such as harmonizing energy contracts at large sites, optimizing warehouse and logistics footprints, implementing materials and maintenance best practices, combining information technology service structures and leveraging existing R&D knowledge management systems.

The Company evaluated the disclosure requirements under ASC 805 "Business Combinations" and determined the ownership restructure was not considered a material business combination for purposes of disclosing the revenue and earnings of Dow Silicones since the date of the ownership restructure as well as supplemental pro forma information.

Beginning in June 2016, the results of Dow Silicones, excluding the HSC Group, were fully consolidated in the Company’s consolidated statements of income. Prior to June 2016, the Company’s 50 percent share of Dow Silicones’ results of operations was reported in “Equity in earnings of nonconsolidated affiliates” in the consolidated statements of income.